Acquisitions (Allocation of Purchase Price, Enterprise Information Security Business) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 312,968	$ 344,630
Enterprise information security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Cash			$ 50,292
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities			(22,324)
Goodwill			115,757
Deferred tax liability			(2,353)
Non-controlling interest			(30,994)
Total			126,065
Enterprise information security business acquired in October 2014 [Member] | Distributor relationship [Member]
Business Acquisition [Line Items]
Intangible assets			7,006
Enterprise information security business acquired in October 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			3,436
Enterprise information security business acquired in October 2014 [Member] | Operating license [Member]
Business Acquisition [Line Items]
Intangible assets			1,808
Enterprise information security business acquired in October 2014 [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets			1,303
Enterprise information security business acquired in October 2014 [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets			1,254
Enterprise information security business acquired in October 2014 [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets			$ 880